Subordinated Debt and Debentures - Subordinated Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2018
Summary Of Information Regarding Subordinated Debentures [Abstract]
Subordinated debentures	$ 39,728	$ 39,660
Subordinated Debentures
Summary Of Information Regarding Subordinated Debentures [Abstract]
Subordinated debentures	39,728	39,660
Subordinated Debentures | IBC Capital Finance III
Summary Of Information Regarding Subordinated Debentures [Abstract]
Subordinated debentures	12,372	12,372
Subordinated Debentures | IBC Capital Finance IV
Summary Of Information Regarding Subordinated Debentures [Abstract]
Subordinated debentures	15,465	15,465
Subordinated Debentures | Midwest Guaranty Trust I
Summary Of Information Regarding Subordinated Debentures [Abstract]
Subordinated debentures	7,732	7,732
Subordinated Debentures | TCSB Statutory Trust I
Summary Of Information Regarding Subordinated Debentures [Abstract]
Subordinated debentures	5,155	5,155
Discount on TCSB Statutory Trust I	(996)	(1,064)	$ (1,400)
Trust preferred
Summary Of Information Regarding Subordinated Debentures [Abstract]
Trust Preferred Securities Issued	38,504	38,436
Trust preferred | IBC Capital Finance III
Summary Of Information Regarding Subordinated Debentures [Abstract]
Trust Preferred Securities Issued	12,000	12,000
Trust preferred | IBC Capital Finance IV
Summary Of Information Regarding Subordinated Debentures [Abstract]
Trust Preferred Securities Issued	15,000	15,000
Trust preferred | Midwest Guaranty Trust I
Summary Of Information Regarding Subordinated Debentures [Abstract]
Trust Preferred Securities Issued	7,500	7,500
Trust preferred | TCSB Statutory Trust I
Summary Of Information Regarding Subordinated Debentures [Abstract]
Trust Preferred Securities Issued	5,000	5,000
Discount on TCSB Statutory Trust I	(996)	(1,064)
Common Stock Issued
Summary Of Information Regarding Subordinated Debentures [Abstract]
Common Stock Issued	1,224	1,224
Common Stock Issued | IBC Capital Finance III
Summary Of Information Regarding Subordinated Debentures [Abstract]
Common Stock Issued	372	372
Common Stock Issued | IBC Capital Finance IV
Summary Of Information Regarding Subordinated Debentures [Abstract]
Common Stock Issued	465	465
Common Stock Issued | Midwest Guaranty Trust I
Summary Of Information Regarding Subordinated Debentures [Abstract]
Common Stock Issued	232	232
Common Stock Issued | TCSB Statutory Trust I
Summary Of Information Regarding Subordinated Debentures [Abstract]
Common Stock Issued	155	155
Discount on TCSB Statutory Trust I	$ 0	$ 0